Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued warranty costs		$ 1,009	$ 910
Contingent and deferred purchase consideration connection with Quantum acquisition		638	0
Accrued financing fees		360	0
Accrued expenses, other		553	459
Sales tax		96	696
Accrued settlement costs		0	600
Accrued compensation and related benefits		398	185
Accrued expenses and other current liabilities total	$ 6,721	$ 3,054	$ 2,850